STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS	12 Months Ended
Feb. 03, 2013
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

NOTE 9—STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

Stock-Based Compensation Plan

        Effective December 4, 2007, HD Supply Holdings, Inc. ("Holding") established a Stock Incentive Plan (the "HDS Plan") for associates of HD Supply, a wholly-owned subsidiary. The HDS Plan provides for the award of non-qualified stock options and deferred share units of the common stock of Holding. Holding will issue new shares of common stock to satisfy options exercised.

        Under the terms of the HDS Plan, non-qualified stock options are to carry exercise prices at, or above, the fair market value of Holding's stock on the date of the grant. Since Holding common stock is not publicly traded, the fair market value of the stock is determined by the Board of Directors of Holding based on such factors as it deems appropriate, including but not limited to the earnings and other financial and operating information of the Company in recent periods, the potential value of the Company as a whole, the future prospects of the Company and the industries in which it competes, the history and management of the Company, the general condition of the securities markets, the fair market value of securities of companies engaged in businesses similar to those of the Company, and any recent valuation of the common stock of Holding that shall have been performed by an independent valuation firm (although the Board of Directors of Holding is not obligated to obtain such a valuation). The non-qualified stock options generally vest at the rate of 20% per year commencing on the first anniversary date of the grant or 100% on the third anniversary of the grant and expire on the tenth anniversary date of the grant. The Company made a one-time grant in April 2011 of 10.6 million options with an exercise price of $4.15 that vests in its entirety on the three-year anniversary of the grant.

        On January 15, 2010, the Company initiated a one-time stock option exchange program ("Option Exchange Program"). Under the Option Exchange Program, all participants of the HDS Plan were offered the opportunity to exchange their outstanding options (the "Eligible Options") to purchase shares of Holding's common stock (the "Common Stock") granted under the HDS Plan for a lesser number of new options (as determined in accordance with the exchange ratios below) under the HDS Plan.

        The Option Exchange Program covered all options that were outstanding under the HDS Plan, including vested and unvested options, at the time of the offer. Eligible Options that had an exercise price greater than $10.00 per share were offered for exchange for a lesser number of options with a new exercise price equal to $4.15 per share (the "Repriced Options"). For every three Eligible Options with an exercise price greater than $10.00 per share, an eligible employee was offered two new Repriced Options. Options that had an exercise price equal to $10.00 per share were offered for exchange for an equal number of options with an exercise price equal to $10.00 per share (the "New $10.00 Options", and together with the Repriced Options, the "New Options").

        Regardless of the vesting status of the Eligible Options, the New Options have a five-year vesting period, with 20% of the New Options vesting on each anniversary of the date of exchange and an expiration date that is ten years from the date of exchange. All of the New Options are subject to the terms and conditions of the HDS Plan and the eligible employee's new stock option agreement.

        The offering period for the Option Exchange Program commenced on January 15, 2010 and expired on February 2, 2010. Participation in the Option Exchange Program was voluntary. However, once an eligible employee elected to participate, all of his or her Eligible Options were exchanged. Once the offer to exchange expired, all Eligible Options that were surrendered for exchange were cancelled and the New Options were granted.

        On February 3, 2010, as a result of employee elections under the Option Exchange Program, the Company exchanged and issued the following options:

Number of Eligible Options Exchanged	20,484,001
Number of Repriced Options issued in the Option Exchange Program	6,828,025
Number of New $10.00 Options issued in the Option Exchange Program	10,242,002

        As a result of the exchange, the Company will incur incremental stock-based compensation charges of approximately $1 million per year over the five years following the exchange date. The maximum number of shares of common stock that may be issued under the HDS Plan subsequent to the Option Exchange Program may not exceed 55.6 million, of which a maximum of 30.9 million shares may be issued in respect of options granted under the HDS Plan.

        A summary of option activity under the HDS Plan is presented below (shares in thousands):

	Number of Shares	Weighted Average Option Price
Outstanding at January 31, 2010	20,899	$13.13

Granted(1)	21,495	7.66
Exercised	—	—
Canceled(2)	(23,927)	12.41

Outstanding at January 30, 2011	18,467	$7.69

Granted	12,485	4.62
Exercised	—	—
Canceled	(1,415)	6.63

Outstanding at January 29, 2012	29,537	$6.44

Granted	1,894	8.09
Exercised	(49)	7.34
Canceled	(1,746)	7.34

Outstanding at February 3, 2013	29,636	$6.50

(1)
Includes shares granted in conjunction with the Option Exchange Program

(2)
Includes shares canceled in conjunction with the Option Exchange Program

        As of February 3, 2013, there were approximately 29.6 million stock options outstanding with a weighted average remaining life of 7.7 years. As of February 3, 2013, there were approximately 6.9 million options exercisable with a weighted average exercise price of $7.72 and a weighted average remaining life of 7.1 years.

        The estimated fair value of the options when granted is amortized to expense over the options' vesting or required service period. The fair value for these options was estimated by management, after considering a third-party valuation specialist's assessment, at the date of grant based on the expected life of the option and historical exercise experience, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Risk-free interest rate	1.1%	2.8%	3.0%
Dividend yield	0.0%	0.0%	0.0%
Expected volatility factor	47.6%	46.0%	48.9%
Expected option life in years	6.5	6.6	6.8

        The risk free interest rate was determined based on an analysis of U.S. Treasury zero-coupon market yields as of the date of the option grant for issues having expiration lives similar to the expected option life. The expected volatility was based on an analysis of the historical volatility of HD Supply's competitors over the expected life of the HD Supply options. These volatilities were weighted by the respective HD Supply segment against which they compete, resulting in an overall industry-based volatility for HD Supply. As insufficient data exists to determine the historical life of options issued under the HDS Plan, the expected option life was determined based on the vesting schedule of the options and their contractual life taking into consideration the expected time in which the share price of Holding would exceed the exercise price of the option. The weighted-average fair value of each option granted during fiscal 2012, fiscal 2011, and fiscal 2010 was $2.41, $1.99, and $1.64, respectively. HD Supply recognized $16 million, $20 million, and $17 million of stock-based compensation expense related to stock options, included in Selling, general and administrative expense in the Consolidated Statements of Operations and Comprehensive Income (Loss), during fiscal 2012, fiscal 2011, and fiscal 2010, respectively. As of February 3, 2013 the unamortized compensation expense related to stock options was $20 million and was expected to be recognized over a period of 4.8 years.

Employee Benefit Plans

        HD Supply offers a comprehensive Health & Welfare Benefits Program which allows employees who satisfy certain eligibility requirements to choose among different levels and types of coverage. The Health & Welfare Benefits program provides employees healthcare coverage in which the employer and employee share costs. In addition, the Program offers employees the opportunity to participate in various voluntary coverages, including flexible spending accounts.

        HD Supply maintains a 401(k) defined contribution plan that is qualified under Sections 401(a) and 501(a) of the Internal Revenue Code. Employees who satisfy the plan's eligibility requirements may elect to contribute a portion of their compensation to the plan on a pre-tax basis. HD Supply may match a percentage of the employees' contributions to the plan based on approval from the Board of Directors. Matching contributions are generally made shortly after the end of each pay period or after the Company's fiscal year-end if an additional annual matching contribution based on the Company's fiscal-year financial results is approved. HD Supply paid $15 million, $7 million, and less than $1 million during fiscal 2012, fiscal 2011, and fiscal 2010, respectively.